Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents		$ 268	$ 1,972
Restricted cash			501
Accounts receivable, net		129	417
Advance to suppliers, net		6,755	6,513
Inventories		254	3,270
Prepayments and other current assets, net		4,206	8,120
Amounts due from related parties, net		10	294
Total current assets		11,622	21,087
Non-current assets
Property, equipment and software, net		287	427
Operating lease right-of-use assets		89	343
Total non-current assets		376	770
TOTAL ASSETS		11,998	21,857
Current liabilities
Accrued expenses and other current liabilities		13,908	17,189
Accounts payable		2,517	2,868
Deferred revenues		1,566	6,545
Lease liabilities, current		301	530
Convertible bonds and notes		9,468	4,346
Short-term borrowings		9,021	8,131
Payable to redeemable non-controlling interests			16,616
Total current liabilities		37,533	56,992
Non-current liabilities
Lease liabilities, non-current		36	42
Total non-current liabilities		36	42
TOTAL LIABILITIES		37,569	57,034
Commitments and contingencies (Note 23)
Shareholders’ deficit
Additional paid-in capital		94,554	84,824
Accumulated deficit		(146,040)	(129,532)
Accumulated other comprehensive income		11,495	10,967
Total AUTOZI’s shareholders’ deficit		(39,991)	(33,741)
Non-controlling interests		14,420	(1,436)
Total shareholders’ deficit		(25,571)	(35,177)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		11,998	21,857
Common Class A [Member]
Shareholders’ deficit
Ordinary shares, value	[1]
Common Class B [Member]
Shareholders’ deficit
Ordinary shares, value	[1]
Related Party [Member]
Current assets
Amounts due from related parties, net		10	294
Current liabilities
Amounts due to related parties		$ 752	$ 767

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation (See Note 16).